Related Party Balances and Transactions - Schedule of Amount Due from a Related Party-current (Detail) - CNY (¥) ¥ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Amounts due from related parties		¥ 21,751	¥ 0
Related Party A [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[1]	¥ 21,751	¥ 0

[1]	As of December 31, 2025, the Group had amounts due from Guangzhou Meta Morphia Technologies Limited of RMB21,751, which primarily represented loan principal and accrued interest receivable arising from financing arrangements entered into with Guangzhou Meta Morphia Technologies Limited. The loans are unsecured, bear interest at a rate of 2.59% per annum, and are repayable within one year from the loan origination.